File No. 333-19067

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 182
          AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
           AMERICAN FINANCIAL SERVICES GROWTH, SERIES 2
               AMERICAN HEALTHCARE GROWTH, SERIES 2
                  REIT GROWTH & INCOME, SERIES 1
               AMERICAN TECHNOLOGY GROWTH, SERIES 5
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:  x :  immediately upon filing pursuant to paragraph (b)
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

538,369 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

America's Leading Brands Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies considered to be leaders in their industries. At March 16, 2001, each Unit represented a 1/538,369 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $14.577 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

      Please retain all parts of this Prospectus for future reference.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:              Nike Securities L.P.
Evaluator:            First Trust Advisors L.P.
Trustee:              The Chase Manhattan Bank

GENERAL INFORMATION

NUMBER OF UNITS                                                         538,369

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                   1/538,369

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                     $7,632,326
  Aggregate Value of Securities per Unit                                $14.177
  Income and Principal cash in the Portfolio                           $(19,986)
  Income and Principal cash per Unit                                     $(.037)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                  $.437
  Public Offering Price per Unit                                        $14.577

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.437 less than the Public Offering Price per Unit)                  $14.140

DATE TRUST ESTABLISHED                                         January 16, 1997

MANDATORY TERMINATION DATE                                    December 15, 2001


Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit outstanding annually.
Bookkeeping and administrative  expenses payable to the  Sponsor:  Maximum  of
  $.0010  per  Unit  outstanding  annually.
Annual amortization of organization and offering costs: $6,817
Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly,  payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A  Unit   holder  who  owns  at  least  2,500  Units  may  request  an  "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $5,654,980) (Note 1)      $8,845,301

CASH                                                              4,504

DIVIDENDS RECEIVABLE                                              8,751

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS              7,098
                                                                  -----

TOTAL ASSETS                                                 $8,865,654
                                                             ==========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                              $786

NET ASSETS, APPLICABLE TO 559,545 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                               5,654,980
  Net unrealized appreciation (Note 2)                        3,190,321
  Distributable funds                                           667,263
  Less deferred sales charges paid (Note 3)                    (647,696)
                                                              ---------

                                                              8,864,868
                                                             ----------

TOTAL LIABILITIES AND NET ASSETS                             $8,865,654
                                                             ==========

NET ASSET VALUE PER UNIT                                     $   15.843
                                                             ==========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


Number of                                                          Market
Shares               Name of Issuer of Equity Securities           Value

             APPAREL MANUFACTURERS:
 9,509         Tommy Hilfiger Corporation                          $   93,312
             BEVERAGES:
 3,810         Coca-Cola Company                                      232,174
 7,332         PepsiCo, Inc.                                          363,396
             ENTERTAINMENT:
 9,418         The Walt Disney Company                                272,538
             FOOD:
 5,354         H.J. Heinz Company                                     253,983
11,528         Sara Lee Corporation                                   283,162
12,375 (b)     Tootsie Roll Industries, Inc.                          569,250
             HOUSEHOLD PRODUCTS:
 8,291         Clorox Company                                         294,331
 9,371         Colgate-Palmolive Company                              604,898
 2,872 (c)     Energizer Holdings, Inc.                                61,389
 3,961         Procter & Gamble Company                               310,693
 8,513         Ralston Purina Company                                 222,402
             MEDICAL SUPPLIES:
 4,142         Johnson & Johnson                                      435,171
             PHARMACEUTICALS:
 7,055         American Home Products Corporation                     448,345
 7,096         Bristol-Myers Squibb Company                           524,664
12,519         Schering-Plough Corporation                            710,453
             RECREATION:
 7,333         Callaway Golf Company                                  136,577
13,260         Carnival Corporation.                                  408,580
19,667 (a)     Harley-Davidson, Inc.                                  781,763
             RESTAURANT:
 9,809         McDonald's Corporation                                 333,506
12,699         Outback Steakhouse, Inc.                               328,587
             RETAIL:
24,492         Gap, Inc.                                              624,546
             TOBACCO:
 5,600         Philip Morris Companies Inc.                           246,400
             TOILETRIES/COSMETICS:
 5,432         The Gillette Company                                   196,231
             TOYS:
 7,545         Mattel, Inc.                                           108,950
                                                                   ----------
             TOTAL INVESTMENTS                                     $8,845,301
                                                                   ==========

(a)   The number of shares reflects the effect of a two for one stock split.
(b)   The number of shares reflects the effect of a 3% stock dividend.
(c) In April 2000, Ralston Purina Company ("Ralston") spun off Energizer Holdings, Inc. ("Energizer"). Each shareholder of Ralston received .3333 shares of Energizer for each share of Ralston held.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                             2000         1999         1998

DIVIDENDS                                $   114,460  $  154,212   $  194,485

EXPENSES:
  Trustee's fees and related expenses         (9,691)    (13,591)     (25,598)
  Evaluator's fees                            (1,692)     (2,922)      (4,198)
  Supervisory fees                            (2,829)     (3,129)      (5,361)
  Administrative fees                           (623)       (894)      (1,532)
  Amortization of organization and
    offering costs                            (6,817)     (6,817)      (6,817)
                                         -----------   ---------   ----------

           Total expenses                    (21,652)    (27,353)     (43,506)
                                         -----------   ---------   ----------

           Investment income - net            92,808     126,859      150,979

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                   978,179   1,287,202    1,851,992
  Change in net unrealized
    appreciation or depreciation          (1,377,950) (1,741,313)   2,652,464
                                         -----------   ---------   ----------

         Net gain (loss) on investments     (399,771)   (454,111)   4,504,456
                                         -----------   ---------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $  (306,963)  $ (327,252)  $4,655,435
                                         ===========   ==========   ==========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


                                                                2000         1999          1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                  $    92,808  $    126,859  $  150,979
  Net realized gain (loss) on investments                      978,179     1,287,202   1,851,992
  Change in net unrealized appreciation or
    depreciation on investments                             (1,377,950)   (1,741,313)  2,652,464
                                                           -----------   -----------  ----------

                                                              (306,963)     (327,252)   4,655,435

UNITS REDEEMED
  (229,264, 232,092 and 544,908 units in
  2000, 1999 and 1998, respectively)                        (3,313,173)   (3,865,758)  (7,481,268)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                      (79,906)     (120,217)    (142,165)
                                                           -----------   -----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (3,700,042)   (4,313,227)  (2,967,998)

NET ASSETS:
  Beginning of year                                         12,564,910    16,878,137   19,846,135
                                                           -----------   -----------   ----------

  End of year (including distributable funds applicable
    to Trust units of $667,263, $663,935 and $665,831
    at December 31, 2000, 1999 and 1998, respectively)      $8,864,868   $12,564,910  $16,878,137
                                                            ==========   ===========  ===========

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                  559,545       788,809    1,020,901
                                                            ==========   ===========  ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     America's Leading Brands Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies considered to be leaders in their industries.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,086, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED APPRECIATION

     An analysis of net unrealized appreciation at December 31, 2000 follows:

                 Unrealized appreciation                          $3,573,620
                 Unrealized depreciation                           (383,299)
                                                                   ---------

                 Total                                            $3,190,321
                                                                  ==========

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

     Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period. Distributions to unit holders of Investment income - net reflects the Trust's actual distributions.

                                             Year Ended December 31
                                         ------------------------------
                                         2000       1999        1998

Dividend income                          $  .182    $  .173     $  .152
Expenses                                   (.034)     (.031)      (.034)
                                         -------    -------     -------

Investment income - net                     .148       .142        .118

Distributions to unit holders:
  Investment income - net                  (.134)     (.143)      (.122)

Net gain (loss) on investments             (.100)     (.603)      3.862
                                         -------    -------     -------

Total increase (decrease) in net assets    (.086)     (.604)      3.858

Net assets:
  Beginning of year                       15.929     16.533      12.675
                                         -------    -------     -------

  End of the year                        $15.843    $15.929     $16.533
                                         =======    =======     =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------

                                   PROSPECTUS


SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

545,148 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

American Financial Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies. At March 16, 2001, each Unit represented a 1/545,148 undivided interest in the principal and net income of the Trust (see "FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $15.726 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

      Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:              Nike Securities L.P.
Evaluator:            First Trust Advisors L.P.
Trustee:              The Chase Manhattan Bank

GENERAL INFORMATION

NUMBER OF UNITS                                                         545,148

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                   1/545,148

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                     $8,295,744
  Aggregate Value of Securities per Unit                                $15.217
  Income and Principal cash in the Portfolio                            $20,515
  Income and Principal cash per Unit                                      $.038
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                  $.471
  Public Offering Price per Unit                                        $15.726

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT ($.471 less than the Public Offering Price per Unit)             $15.255

DATE TRUST ESTABLISHED                                         January 16, 1997

MANDATORY TERMINATION DATE                                    December 15, 2001

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate  of the  Sponsor:  Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of
   $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $5,406 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly, payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit  holder  who  owns at  least  2,500  Units  may  request  an  "In-Kind
  Distribution" upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Financial Services Growth Trust, Series 2:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $5,645,424) (Note 1)       $9,446,362

RECEIVABLE FROM INVESTMENT TRANSACTIONS                           43,592

DIVIDENDS RECEIVABLE                                              16,086

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS               5,627
                                                                   -----

TOTAL ASSETS                                                  $9,511,667
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                           $    768
  Unit redemptions payable                                        20,154
  Cash overdraft                                                  31,430
                                                                --------

                                                                  52,352

NET ASSETS, APPLICABLE TO 565,887 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                5,645,424
  Net unrealized appreciation (Note 2)                         3,800,938
  Distributable funds                                            792,012
  Less deferred sales charges paid (Note 3)                     (779,059)
                                                              -----------

                                                               9,459,315
                                                              ----------

NET LIABILITIES AND NET ASSETS                                $9,511,667
                                                              ==========

NET ASSET VALUE PER UNIT                                      $   16.716
                                                              ==========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


Number of                                                            Market
Shares          Name of Issuer of Equity Securities                  Value

                CREDIT CARDS:
 5,191           Advanta Corporation                              $   45,748
14,286           Bank One Corporation                                523,225
19,424           Capital One Financial Corporation                 1,278,352
16,230           MBNA Corporation                                    599,504
                MAJOR REGIONAL BANKS:
17,793           Firstar Corporation                                 413,687
 5,454           First Union Corporation                             151,692
10,867           Northern Trust Corporation                          886,345
 8,214           Regions Financial Corporation                       224,349
 8,827           SouthTrust Corporation                              359,153
 9,505           Wells Fargo Company                                 529,314
                MONEY CENTER BANKS:
 8,647           BankAmerica Corporation                             396,681
10,300    (c)    CitiGroup, Inc.                                     525,949
                MORTGAGE FINANCE:
 7,396           Countrywide Credit Industries, Inc.                 371,649
                REGIONAL AND LOCAL BANKS/THRIFTS:
 9,194    (a)   Associated Bancorporation                            279,268
24,162            Anchor Bancorp Wisconsin, Inc.                     386,592
12,422    (b)   Charter One Financial, Inc.                          358,685
10,271    (b)   Commerce Bancorp, Inc.                               702,280
30,882    (a)   Republic Bancorp, Inc.                               333,927
26,487            Roslyn Bancorp, Inc.                               723,440
 4,889           Wachovia Corporation                                284,173
                SPECIALTY FINANCE:
 5,486           Conseco, Inc.                                        72,349
                                                                  ----------
                      Total investments                           $9,446,362
                                                                  ==========

(a) The number of shares reflects a 10% stock dividend.
(b) The number of shares reflects the effect of a 5% stock dividend.
(c) The number of shares reflects the effect of a four for three stock split.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


                                                            2000         1999          1998
DIVIDENDS                                               $  196,631   $   248,444   $  312,636

EXPENSES
  Trustee's fees and related expenses                       (9,060)      (13,100)     (25,618)
  Evaluator's fees                                          (1,631)       (2,780)      (4,158)
  Supervisory fees                                          (2,629)       (2,961)      (5,308)
  Administrative fees                                         (511)         (846)      (1,516)
  Amortization of organization and
    offering costs                                          (5,406)       (5,406)      (5,406)
                                                        ----------   -----------   ----------

           Total expenses                                  (19,237)      (25,093)     (42,006)
                                                        ----------   -----------   ----------

           Investment income - net                         177,394       223,351      270,630

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain                                        522,832     1,399,406    1,528,522
  Change in net unrealized
    appreciation or depreciation                         1,313,848    (2,847,935)     336,387
                                                        ----------   -----------   ----------

           Net gain (loss) on investments                1,836,680    (1,448,529)   1,864,909
                                                        ----------   -----------   ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                      $2,014,074   $(1,225,178)  $2,135,539
                                                        ==========   ============  ==========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------



                                                                2000        1999        1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                   $   177,394  $  223,351   $   270,630
  Net realized gain on investments                              522,832   1,399,406     1,528,522
  Change in net unrealized appreciation
    or depreciation on investments                            1,313,848  (2,847,935)      336,387
                                                             ----------  -----------   ----------

                                                              2,014,074  (1,225,178)    2,135,539

UNITS REDEEMED
  (154,099, 280,071 and 559,552 units in
  2000, 1999 and 1998, respectively)                        (2,045,942)  (4,164,737)   (7,855,234)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                     (164,663)    (208,689)     (236,455)
                                                             ----------  -----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (196,531)  (5,598,604)   (5,956,150)

NET ASSETS:
  Beginning of year (representing
    719,986, 1,000,057 and 1,559,609 units outstanding at
    December 31, 1999, 1998 and 1997, respectively)           9,655,846   15,254,450   21,210,600
                                                             ----------  -----------   ----------

  End of year (including distributable funds applicable to
    Trust units of $792,012, $811,852 and $811,879 at
    December 31, 2000, 1999 and 1998, respectively)          $9,459,315  $ 9,655,846  $15,254,450
                                                             ==========  ===========  ===========

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                   565,887     719,986     1,000,057
                                                             ==========  ==========   ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     American Financial Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED APPRECIATION

     An analysis of net unrealized appreciation at December 31, 2000 follows:

            Unrealized appreciation                          $4,288,689
            Unrealized depreciation                           (487,751)
                                                              ---------

            Total                                            $3,800,938
                                                             ==========

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

     Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses, and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period. Distributions to unit holders of Investment income - net reflect the Trust's actual distributions.

                                                    Year Ended December 31
                                                ------------------------------
                                                  2000       1999        1998

Dividends                                       $  .316    $  .294     $  .254
Expenses                                          (.031)     (.030)      (.034)
                                                -------    -------      ------

Investment income - net                            .285       .264        .220

Distributions to unit holders:
  Investment income - net                         (.276)     (.268)      (.208)

Net gain (loss) on investments                    3.296     (1.839)      1.642
                                                 ------    -------      ------

Total increase (decrease) in net assets           3.305     (1.843)      1.654

Net assets:
  Beginning of year                              13.411     15.254      13.600
                                                -------    -------     -------

  End of year                                   $16.716    $13.411     $15.254
                                                =======    =======     =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
--------------------------------------------------------------------------------

                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

610,962 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

American Healthcare Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by health care companies. At March 16, 2001, each Unit represented a 1/610,962 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $15.360 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts and other retirement plans)

     Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:              Nike Securities L.P.
Evaluator:            First Trust Advisors L.P.
Trustee:              The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                       610,962

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                 1/610,962

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                   $9,125,809
  Aggregate Value of Securities per Unit                           $   14.937
  Income and Principal cash in the Portfolio                       $  (23,207)
  Income and Principal cash per Unit                               $    (.038)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                           $     .461
  Public Offering Price per Unit                                   $   15.360

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.461 less than the Public Offering Price per Unit)             $   14.899

DATE TRUST ESTABLISHED                                       January 16, 1997

MANDATORY TERMINATION DATE                                  December 15, 2001

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
   Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of
  $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $5,406 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly, payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year. Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December. A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 were audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $5,225,686) (Note 1)        $11,047,319

DIVIDENDS RECEIVABLE                                                 3,339

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                 5,627

RECEIVABLE FROM SECURITIES SOLD                                     17,323
                                                                    ------

TOTAL ASSETS                                                   $11,073,608
                                                               ===========

LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft                                                    $1,532
  Accrued liabilities                                                  892
  Unit redemptions payable                                          49,962
                                                                    ------

                                                                    52,386

NET ASSETS, APPLICABLE TO 636,464 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                  5,225,686
  Net unrealized appreciation (Note 2)                           5,821,633
  Distributable funds                                              544,000
  Less deferred sales charges paid (Note 3)                       (570,097)
                                                                 ---------

                                                                11,021,222
                                                               -----------

TOTAL LIABILITIES AND NET ASSETS                               $11,073,608
                                                               ===========

NET ASSET VALUE PER UNIT                                           $17.316
                                                                   =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


Number of                                                                           Market
Shares              Name of Issuer of Equity Securities                             Value
             ADVANCED MEDICAL DEVICES AND INSTRUMENTS:
 7,313         Boston Scientific Corporation                                        $   100,100
17,321         Guidant Corporation                                                      934,260
14,597         Medtronic, Inc.                                                          881,294
 6,681         St. Jude Medical, Inc.                                                   410,467
             DRUGS/BIOTECH:
 7,951         American Home Products Corporation                                       505,286
17,719         Amgen, Inc.                                                            1,132,917
 5,875         Merck & Company, Inc.                                                    550,047
16,941         Pfizer, Inc.                                                             779,286
14,021         Schering-Plough Corporation                                              795,692
             HEALTHCARE/MANAGED CARE:
11,387         First Health Group                                                       530,213
11,010  (a)    United Health Group Inc. (formerly United Healthcare Corporation)        675,739
             HOSPITAL MANAGEMENT/HEALTH SERVICES:
 6,017         HCA Healthcare Corporation (formerly Columbia/HCA Healthcare Corp.)      264,808
22,085         Health Management Associates, Inc.                                       458,264
11,915         HEALTHSOUTH Corporation                                                  194,369
   322         Lifepoint Hospitals, Inc.                                                 16,140
11,240         Lincare Holdings, Inc.                                                   641,388
   322         Triad Hospitals, Inc.                                                     10,485
             MEDICAL SUPPLIES:
 9,236         Abbott Laboratories                                                      447,373
10,585         Becton, Dickinson & Company                                              366,506
 5,706         Cardinal Health, Inc.                                                    568,460
 8,587         Invacare Corporation                                                     294,105
 4,665         Johnson & Johnson                                                        490,120
                                                                                    -----------

             TOTAL INVESTMENTS                                                      $11,047,319
                                                                                    ===========

(a) The number of shares reflects the effect of a two for one stock split.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                            2000         1999          1998
DIVIDENDS                                               $   56,742     $   79,779   $   91,745

EXPENSES
  Trustee's fees and related expenses                      (10,843)       (14,878)     (27,943)
  Evaluator's fees                                          (1,938)        (3,459)      (4,654)
  Supervisory fees                                          (3,230)        (4,293)      (5,908)
  Administrative fees                                         (697)        (1,227)      (1,688)
  Amortization of organization and offering costs           (5,406)        (5,406)      (5,406)
                                                        ----------    -----------   ----------

           Total expenses                                  (22,114)       (29,263)     (45,599)
                                                        ----------    -----------   ----------

           Investment income - net                          34,628         50,516       46,146

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                 873,440        547,523      678,072
  Change in net unrealized
    appreciation or depreciation                         2,890,253     (2,062,526)   3,605,842
                                                        ----------    -----------   ----------

           Net gain (loss)  on investments               3,763,693     (1,515,003)   4,283,914
                                                        ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                      $3,798,321    $(1,464,487)  $4,330,060
                                                        ==========    ============  ==========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                               2000         1999         1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                $    34,628  $    50,516  $    46,146
  Net realized gain on investments                           873,440      547,523      678,072
  Change in net unrealized appreciation
    or depreciation on investments                         2,890,253   (2,062,526)   3,605,842
                                                          ----------  -----------  -----------

                                                           3,798,321   (1,464,487)   4,330,060

UNITS REDEEMED
  (259,056, 336,295 and 495,695
  in 2000, 1999 and 1998, respectively)                   (3,524,991)  (4,223,147)  (6,078,484)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                    (32,252)     (45,406)     (45,149)
                                                          ----------  -----------  -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                              241,078   (5,733,040)  (1,793,573)

NET ASSETS:
  Beginning of year (representing
    895,520, 1,231,815 and 1,727,510 units outstanding
    at December 31, 1999, 1998 and 1997, respectively)    10,780,144   16,513,184   18,306,757
                                                          ----------  -----------  -----------

  End of year (including distributable funds
    applicable to Trust units of $544,000,
    $566,422 and $577,546 at December 31, 2000,
    1999 and 1998, respectively)                         $11,021,222  $10,780,144  $16,513,184
                                                         ===========  ===========  ===========

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                636,464      895,520    1,231,815
                                                         ===========  ===========  ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     American Healthcare Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stock issued by health care companies.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee of $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED APPRECIATION

     An analysis of net unrealized appreciation at December 31, 2000 follows:

          Unrealized appreciation                            $6,017,410
          Unrealized depreciation                              (195,777)
                                                              ---------

          Total                                              $5,821,633
                                                             ==========

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

     Distributions to Unit Holders - Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period. Distributions to unit holders of Investment income - net per unit reflect the Trust's actual distributions.

                                                    Year Ended December 31
                                                -------------------------------
                                                  2000       1999        1998

Dividends                                       $  .077    $  .075     $   .062
Expenses                                          (.030)     (.028)       (.031)
                                                -------    -------      ------

Investment income - net                            .047       .047         .031

Distributions to unit holders:
  Investment income - net                         (.048)     (.045)       (.033)

Net gain (loss) on investments                    5.279     (1.370)       2.811
                                                -------    -------       ------

Total increase (decrease) in net assets           5.278     (1.368)       2.809

Net assets:
  Beginning of year                              12.038     13.406       10.597
                                                -------    -------       ------

  End of year                                   $17.316    $12.038      $13.406
                                                =======    =======      =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS


SPONSOR:                            Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

TRUSTEE:                            The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

LEGAL COUNSEL                       Chapman and Cutler
TO SPONSOR:                         111 West Monroe Street
                                    Chicago, Illinois  60603

LEGAL COUNSEL                       Carter, Ledyard & Milburn
TO TRUSTEE:                         2 Wall Street
                                    New York, New York  10005

INDEPENDENT                         Deloitte & Touche LLP
AUDITORS:                           180 North Stetson Avenue
                                    Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

1,987,437 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

REIT Growth & Income Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs. At March 16, 2001, each Unit represented a 1/1,987,437 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $8.319 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

      Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:            Nike Securities L.P.
Evaluator:          First Trust Advisors L.P.
Trustee:            The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                     1,987,437
Fractional Undivided Interest in the Trust per Unit               1/1,987,437
  Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $16,204,411
  Aggregate Value of Securities per Unit                               $8.153
  Income and Principal cash (overdraft) in the Portfolio            $(167,187)
  Income and Principal cash (overdraft) per Unit                       $(.084)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                $.250
  Public Offering Price per Unit                                       $8.319

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.250 less than the Public Offering Price per Unit)                 $8.069

DATE TRUST ESTABLISHED                                       January 16, 1997

MANDATORY TERMINATION DATE                                  December 15, 2001

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of
  $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $5,406 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  Last day of each month.
A Unit  holder  who  owns at  least  2,500  Units  may  request  an  "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $18,646,165) (Note 1)       $16,215,821

DIVIDENDS RECEIVABLE                                               126,194

RECEIVABLE FROM INVESTMENT TRANSACTIONS                             15,650

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                 5,627
                                                               -----------

TOTAL ASSETS                                                   $16,363,292
                                                               ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                               $2,790
  Cash overdraft                                                    61,846
  Unit redemptions payable                                          18,353
                                                               -----------

                                                                    82,989

NET ASSETS, APPLICABLE TO 2,054,987 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                 18,646,165
  Net unrealized depreciation (Note 2)                          (2,430,344)
  Distributable funds                                            2,109,272
  Less deferred sales charges paid (Note 3)                     (2,044,790)
                                                               -----------

                                                                16,280,303
                                                               -----------

TOTAL LIABILITIES AND NET ASSETS                               $16,363,292
                                                               ===========

NET ASSET VALUE PER UNIT                                            $7.922
                                                                    ======

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


Number of                                                                                 Market
Shares            Name of Issuer of Equity Securities                                     Value
                  RETAIL:
29,984              CBL & Associates Properties, Inc.                                  $   758,985
42,121              Developers Diversified Realty Corporation                              560,757
28,210              JP Realty, Inc.                                                        444,308
39,063              New Plan Excel Realty Trust                                            512,702
25,660              Simon Property Group, Inc. (formerly Simon DeBartolo Group, Inc.)      615,840
                  MULTIFAMILY:
24,970              Camden Property Trust                                                  836,495
37,689              Equity Residential Properties Trust                                  2,084,692
28,927              Gables Residential Trust                                               809,956
33,188              Home Properties                                                        927,206
36,861              Summit Properties, Inc.                                                958,386
50,423              United Dominion Realty Trust, Inc.                                     545,224
 3,912    (a)       Wellsford Real Property Trust                                           61,614
                  OFFICE/INDUSTRIAL:
47,553              Commercial Net Lease Realty, Inc.                                      484,470
24,768              First Industrial Realty Trust, Inc.                                    842,112
24,951              Istar Financial, Inc. (formerly Starwood Financial, Inc.)              491,235
31,478              Liberty Property Trust                                                 899,106
23,621              Mack-Cali Realty Corporation                                           674,687
                  HEALTHCARE:
39,570              HRPT Properties Trust                                                  299,268
57,882              Healthcare Realty Trust, Inc.                                        1,229,993
3,942               Senior Housing Properties Trust                                         36,712
                  HOTEL:
59,374              Equity Inns, Inc.                                                      367,406
26,807              Hospitality Properties Trust                                           606,508
                  RECREATION:
26,157              National Golf Properties, Inc.                                         537,866
                  STORAGE:
25,268              Public Storage, Inc.                                                   614,341
   709    (b)       Public Storage, Inc. DPS                                                15,952
                                                                                       -----------

                       TOTAL INVESTMENTS                                               $16,215,821
                                                                                       ===========

(a)         The number of shares reflects the effect of a one for two reverse stock split.
(b)         During 2000, Public Storage, Inc. ("Public Storage") paid a special distribution of
            Class A Shares of Public Storage, Inc. DPS or cash. Each shareholder that elected to receive such a stock dividend, received .0325 depository shares of Public Storage DPS for each share of Public
            Storage held. Such shares were valued at $0.65.


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                           2000         1999         1998
DIVIDENDS                                              $1,600,470   $ 2,262,720  $ 3,111,998

EXPENSES
  Trustee's fees and related expenses                     (33,522)      (39,476)     (84,929)
  Evaluator's fees                                         (6,973)      (10,046)     (13,941)
  Supervisory fees                                         (8,306)      (13,605)     (18,446)
  Administrative fees                                      (2,172)       (3,887)      (5,270)
  Amortization of organization and offering costs          (5,406)       (5,406)      (5,406)
                                                         ---------  -----------  -----------

           Total expenses                                 (56,379)      (72,420)    (127,992)
                                                         ---------  -----------  -----------

           Investment income - net                      1,544,091     2,190,300    2,984,006

Net gain (loss) on investments:
  Net realized gain (loss)                             (1,705,050)   (1,999,308)     137,036
  Change in net unrealized
    appreciation or depreciation                        3,482,986    (2,024,842)  (8,530,697)
                                                        ---------   -----------  -----------

           Net gain (loss)  on investments              1,777,936    (4,024,150)  (8,393,661)
                                                        ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $3,322,027   $(1,833,850) $(5,409,655)
                                                       ==========   ============ ============

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


                                                       2000        1999        1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                          $1,544,091    $ 2,190,300    $ 2,984,006
  Net realized gain (loss) on investments          (1,705,050)    (1,999,308)       137,036
  Change in net unrealized appreciation
    or depreciation on investments                  3,482,986     (2,024,842)    (8,530,697)
                                                  -----------    -----------    -----------

                                                    3,322,027     (1,833,850)    (5,409,655)

UNIT REDEMPTIONS
  (560,189, 1,300,362 and 1,461,053 units
  in 2000, 1999 and 1998, respectively)            (4,151,906)   (10,418,911)   (14,102,780)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                          (1,592,213)    (2,245,976)    (3,073,087)
  Principal from investment transactions             (430,410)
                                                  -----------    -----------    -----------

                                                   (2,022,623)    (2,245,976)    (3,073,087)
                                                  -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS            (2,852,502)   (14,498,737)   (22,585,522)

NET ASSETS:
  Beginning of year (representing
    2,615,176, 3,915,538 and 5,376,591 units
    outstanding at December 31, 1999, 1998
    and 1997, respectively)                        19,132,805     33,631,542     56,217,064
                                                  -----------    -----------    -----------

  End of year (including distributable funds
  applicable to Trust units of $2,109,272,
  $1,918,198 and $2,058,982 at December 31,
  2000, 1999 and 1998, respectively)              $16,280,303    $19,132,805    $33,631,542
                                                  ===========    ===========    ===========

TRUST UNITS OUTSTANDING AT THE END OF YEAR          2,054,987      2,615,176      3,915,538
                                                  ===========    ===========    ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     REIT Growth & Income Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED DEPRECIATION

     An analysis of net unrealized depreciation at December 31, 2000 follows:

          Unrealized depreciation                         $(3,550,089)
          Unrealized appreciation                           1,119,745
                                                          -----------

          Total                                           $(2,430,344)
                                                          ===========

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

     Distributions to Unit Holders - Income distributions to unit holders are made monthly on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period. Distributions to unit holders of Investment income - net and principal from investment transactions per unit reflect the Trust's actual distributions during each period.

                                                   Year Ended December 31
                                                ------------------------------
                                                2000       1999        1998

Dividends                                       $ .689     $ .690      $  .680
Expenses                                         (.024)     (.022)       (.028)
                                                ------     ------      -------

Investment income - net                           .665       .668        .652

Distributions to unit holders:
  Investment income - net                        (.683)     (.684)      (.670)
  Principal from investment transactions         (.181)

Net gain (loss) on investments                    .805     (1.257)     (1.849)
                                                ------     ------      ------

Total increase (decrease) in net assets           .606     (1.273)     (1.867)

Net assets:
  Beginning of year                              7.316      8.589      10.456
                                                ------     ------     -------

  End of the year                               $7.922     $7.316     $ 8.589
                                                ======     ======     =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
REIT GROWTH & INCOME TRUST, SERIES 1

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                             Nike Securities L.P.
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

TRUSTEE:                             The Chase Manhattan Bank
                                     4 New York Plaza, 6th Floor
                                     New York, New York  10004-2413

LEGAL COUNSEL                        Chapman and Cutler
TO SPONSOR:                          111 West Monroe Street
                                     Chicago, Illinois  60603

LEGAL COUNSEL                        Carter, Ledyard & Milburn
TO TRUSTEE:                          2 Wall Street
                                     New York, New York  10005

INDEPENDENT                          Deloitte & Touche LLP
AUDITORS:                            180 North Stetson Avenue
                                     Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

1,695,864 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

American Technology Growth Trust, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by U.S.-based technology companies. At March 16, 2001, each Unit represented a 1/1,695,864 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $21.722 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

      Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:              Nike Securities L.P.
Evaluator:            First Trust Advisors L.P.
Trustee:              The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                       1,695,864

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                 1/1,695,864

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                    $36,061,140
  Aggregate Value of Securities per Unit                                $21.264
  Income and Principal cash (overdraft) in the Portfolio              $(337,827)
  Income and Principal cash (overdraft) per Unit                         $(.199)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                  $.657
  Public Offering Price per Unit                                        $21.722

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.657 less than the Public Offering Price per Unit)                  $21.065

DATE TRUST ESTABLISHED                                         January 16, 1997

MANDATORY TERMINATION DATE                                    December 15, 2001

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of
  $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $5,406 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit  holder  who  owns at  least  2,500  Units  may  request  an  "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $17,206,914) (Note 1)     $48,271,722

DIVIDENDS RECEIVABLE                                               4,460

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS               5,627

RECEIVABLE FROM INVESTMENT TRANSACTIONS                           59,978
                                                                  ------

TOTAL ASSETS                                                 $48,341,787
                                                             ===========

LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                             $2,468
  Cash overdraft                                                   1,647
  Unit redemptions payable                                       108,219
                                                                 -------

                                                                 112,334

NET ASSETS, APPLICABLE TO 1,817,025 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                               17,206,914
  Net unrealized appreciation                                 31,064,808
  Distributable funds                                          1,557,355
  Less deferred sales charges paid (Note 3)                   (1,599,624)
                                                             -----------

                                                              48,229,453
                                                             -----------

TOTAL LIABILITIES AND NET ASSETS                             $48,341,787
                                                             ===========

NET ASSET VALUE PER UNIT                                         $26.543
                                                                 =======

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

Number of                                                           Market
Shares            Name of Issuer of Equity Securities               Value

                  COMPUTERS:
  4,956  (d)       Agilent Technologies, Inc.                     $   271,341
 43,593            Compaq Computer Corporation                        656,075
 67,329            Dell Computer Corporation                        2,928,257
 25,968  (a)(d)    Hewlett-Packard Company                            819,628
 87,666  (a)       Sun Microsystems, Inc.                           5,231,190
                 COMPUTER SERVICES:
 14,290            Electronic Data Systems Corporation                825,248
 19,191            First Data Corporation                           1,011,135
                 NETWORKING:
 26,659  (e)       3Com Corporation                                   226,601
 19,803            Cabletron Systems, Inc.                            298,293
 88,880  (a)       Cisco Systems, Inc.                              3,399,660
 40,002  (e)       Palm Inc.                                        1,132,577
                 SEMICONDUCTOR EQUIPMENT
 60,861  (a)       Applied Materials, Inc.                          2,324,160
 37,384  (a)       KLA-Tencor Corporation                           1,259,392
 62,254  (c)       Novellus Systems, Inc.                           2,237,284
                 SEMICONDUCTORS:
 16,407            Adaptec, Inc.                                      168,172
 79,207  (a)       Atmel Corporation                                  920,781
 37,900  (a)       Intel Corporation                                1,146,475
 56,625            Maxim Integrated Products, Inc.                  2,707,411
 75,799            Xilinx, Inc.                                     3,496,229
                 SOFTWARE:
 29,538            BMC Software, Inc.                                 413,532
 22,711            Computer Associates International, Inc.            442,864
 32,786            Microsoft Corporation                            1,426,191
150,677  (b)       Oracle Corporation                               4,379,126
 23,697            Parametric Technology Corporation                  318,440
                 STORAGE:
145,572  (a)       EMC Corporation                                  9,680,538
  6,294  (f)       Veritas Software Co.                               551,122
                                                                  -----------

                       TOTAL INVESTMENTS                          $48,271,722
                                                                  ===========

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------


(a) The number of shares reflects the effect of a two for one stock split.

(b) The number of shares reflects the effect of two, two for one stock splits.

(c) The number of shares reflects the effect of a three for one stock split.

(d) In May 2000, Hewlett-Packard Co. ("Hewlett") spun off Agilent Technologies Inc. ("Agilent"). Each shareholder of Hewlett received .3814 share of Agilent for each share of Hewlett held.

(e) In July 2000, 3Com Corp. ("3Com") spun off Palm, Inc. ("Palm"). Each shareholder of 3Com received 1.4832 shares of Palm for each share of 3Com held.

(f) In November 2000, Seagate Technology, Inc. ("Seagate") was acquired by Veritas Software Co. ("Veritas"). Each shareholder of Seagate received .4465 share of Veritas for each share of Seagate held.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


                                                             2000                1999           1998
DIVIDENDS                                                  $     29,713     $   34,514      $    41,533

EXPENSES
  Trustee's fees and related expenses                           (26,849)       (33,184)         (61,109)
  Evaluator's fees                                               (5,217)        (7,832)         (10,273)
  Supervisory fees                                               (7,376)        (8,527)         (12,692)
  Administrative fees                                            (1,803)        (2,436)          (3,626)
  Amortization of organization and offering costs                (5,406)        (5,406)          (5,406)
                                                           ------------     -----------     ------------

           Total expenses                                       (46,651)       (57,385)         (93,106)
                                                           ------------     -----------     ------------

           Investment income (loss) - net                       (16,938)       (22,871)         (51,573)

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                   12,662,290      6,517,769        3,156,131
  Change in net unrealized
    appreciation or depreciation                            (29,463,275)    37,310,482       19,134,854
                                                           ------------    -----------      ------------

           Net gain (loss) on investments                   (16,800,985)    43,828,251       22,290,985
                                                           ------------    -----------      ------------

  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $(16,817,923)   $43,805,380      $22,239,412
                                                           ============    ===========      ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


                                                            2000            1999           1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income (loss) - net                         $   (16,938)   $   (22,871)  $   (51,573)
  Net realized gain (loss) on investments                 12,662,290      6,517,769     3,156,131
  Change in net unrealized appreciation
    or depreciation on investments                       (29,463,275)    37,310,482    19,134,854
                                                         -------------  ------------  -----------

                                                         (16,817,923)    43,805,380    22,239,412

UNITS REDEEMED
 (425,382, 508,623 and 939,229 units
  in 2000, 1999 and 1998, respectively)                  (16,592,490)   (11,192,078)  (12,161,696)
                                                         -----------    -----------   -----------

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                    -              -               -
  Principal from investment transactions                     -              -               -
                                                         -------------  ------------  ----------

                                                             -              -               -
                                                         -------------  ------------  ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (33,410,413)    32,613,302    10,077,716

NET ASSETS:
  Beginning of year                                       81,639,866     49,026,564    38,948,848
                                                         ------------   ------------  -----------

  End of year (including distributable funds
    applicable to Trust units of $1,557,355,
    $1,526,783 and $1,354,809, at December 31,
    2000, 1999 and 1998 respectively)                    $48,229,453    $81,639,866   $49,026,564
                                                         ===========    ===========   ===========

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                              1,817,025      2,242,407     2,751,030
                                                         ===========    ===========   ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     American Technology Growth Trust, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by U.S.-based technology companies.

     Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

     Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

     Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

     Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

     Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

     Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.   NET UNREALIZED APPRECIATION

     An analysis of net unrealized appreciation at December 31, 2000 follows:

            Unrealized appreciation                  $32,834,244
            Unrealized depreciation                   (1,769,436)
                                                     -----------

            Total                                    $31,064,808
                                                     ===========

3.   OTHER INFORMATION

     Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

     Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

     Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during each year.



                                                  Year Ended December 31
                                              -----------------------------
                                               2000        1999       1998

Dividends                                     $  .077   $   .014  $  .013
Expenses                                        (.023)     (.023)   (.029)
                                              -------   -------   -------

Investment income (loss) - net                   .054     (.009)    (.016)

Distributions to unit holders:
  Investment income - net                        -         -         -
  Principal from investment transactions         -         -         -

 Net gain (loss) on investments                (9.918)   18.595     7.282
                                              -------   -------   -------

Total increase (decrease) in net assets        (9.864)   18.586     7.266

Net assets:
  Beginning of year                            36.407    17.821    10.555
                                              -------   -------   -------

  End of year                                 $26.543   $36.407   $17.821
                                              =======   =======   =======

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
--------------------------------------------------------------------------------


                                   PROSPECTUS

SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated April 30, 2001                                    AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               8
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        11
Redeeming Your Units                                    12
Removing Securities from a Trust                        13
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       14
Other Information                                       15

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated November 30, 2000                        PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies considered to be leaders in their industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in consumer products companies, each Trust is considered to be concentrated in the consumer products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                 America's Leading Brands Growth Trust Series
                America's Leading Brands Growth Portfolio Series
                     America's Leading Brands Portfolio Series

                 The First Trust (R) Special Situations Trust
                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Consumer Products                                           1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Consumer Products. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products

Page 1

companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2



             AMERICAN FINANCIAL SERVICES GROWTH TRUST SERIES

              The First Trust (R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks which, as of the Initial Date of Deposit, were issued primarily by financial services companies. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each portfolio is diversified across financial institutions including money center banks, major regional banks, regional and local banks and thrifts, credit card companies, mortgage finance companies and specialty finance companies.

Despite consistent earnings growth, on average, the companies included in the portfolios traded at below-market price to earnings ratios at the Initial Date of Deposit. Given their high level of profitability and superior earnings growth, the companies included in the portfolios traded at compelling valuation levels relative to the S&P 500 and their historic trading range. The attractive valuations of the stocks chosen should provide above-average capital appreciation potential.

The banking and thrift industries continue to experience significant consolidation as a result of a nationwide banking law enacted in 1995 which allows bank holding companies to acquire banks anywhere in the United States and also allows mergers and branching across state lines. The Trusts offer portfolios which allow investors to hold positions in stocks of companies which may acquire existing financial institutions and/or be acquired themselves.

An investment in Units of a Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in a Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of         Percent of
Dollar Amount of Transaction              Offering           Net Amount
at Public Offering Price                  Price              Invested
___________________________               __________         __________
$ 50,000 but less than $100,000           0.25%              0.2506%
$100,000 but less than $250,000           0.50%              0.5025%
$250,000 but less than $500,000           1.00%              1.0101%
$500,000 or more                          2.00%              2.0408%

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

             American Financial Services Growth Trust Series

              The First Trust (R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN HEALTHCARE GROWTH TRUST SERIES

   The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by healthcare companies. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued by healthcare companies, which in the Sponsor's opinion, represent both market leaders and emerging growth companies in the healthcare sector ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, healthcare/managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

  ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                      Percent of         Percent of
Dollar Amount of Transaction          Offering           Net Amount
at Public Offering Price              Price              Invested
_______________                       __________         __________
$ 50,000 but less than $100,000       0.25%              0.2506%
$100,000 but less than $250,000       0.50%              0.5025%
$250,000 but less than $500,000       1.00%              1.0101%
$500,000 or more                      2.00%              2.0408%

Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 American Healthcare Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                    REIT GROWTH & INCOME TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 30, 2001                            PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts, known as REITs. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and potential for increasing dividend income by investing a Trust's portfolio in common stocks issued by publicly traded equity real estate investment trusts ("Equity Securities"). Additionally, the Trusts allow individual investors the opportunity to invest in the real estate market in a more affordable, practical and liquid alternative to purchasing individual properties. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Federal Tax Status of Unit Holders. Notwithstanding anything to the contrary in Part Two of the Prospectus, the following discussion is limited to investors who own Units of the REIT Growth & Income Trust Series, which Trusts are structured to qualify as regulated investment companies for Federal tax purposes.

Each Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to elect and qualify on a continuing basis for special Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unit holders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unit holders. In addition, to the extent a Trust distributes to Unit holders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax.

In any taxable year of a Trust, the distributions of each Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to the Unit holders, except that, to the extent that distributions to a Unit holder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unit holder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from a Trust will not be eligible for the dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unit holders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unit holders) on December 31 of the year such distributions are declared.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unit holders as long-term capital gain, regardless of the length of time the Units have been held by a Unit holder. A Unit holder may recognize a taxable gain or loss if the Unit holder sells or redeems his or her Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or financial institution. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. However, capital gain realized from assets held more than one year that is considered unrecaptured section 1250 gain is taxed at a maximum marginal stated tax rate of 25%. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long term gain from property held for more than five years eligible for the 18% (or 8%) tax rate or that may be subject to the 25% tax rate will be made based on regulations prescribed by the United States Treasury. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

Note that, if a Unit holder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unit holder owns the Units. Distributions in partial liquidation reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities (exclusive of net capital gain) will not be taxable to Unit holders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unit holder's basis in his or her Units, and to the extent they exceed the basis of his or her Units will be taxable as a capital gain.

The Code includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions." Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of a Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual and Unit holders in excess of the distributions received from a Trust.

Each Unit holder of a Trust shall receive an annual statement describing the tax status of the distributions paid by a Trust.

Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors.

As discussed in "Rights of Unit holders-How May Units be Redeemed?" in Part Two of this Prospectus, under certain circumstances a Unit holder who owns at least 2,500 Units may request an In Kind Distribution upon the redemption of Units or the termination of a Trust. Unit holders electing an In Kind Distribution of shares of the Securities should be aware that the exchange is subject to taxation and Unit holders will recognize gain or loss based on the value of the Securities received.

A Unit holder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by that Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his or her status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisors in this regard.

The Federal tax status of each year's distributions will be reported to Unit holders and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of a Trust and to the tax treatment of distributions by a Trust to United States Unit holders. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisor in this regard.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. (See "Why are Investments in the Trust Suitable for Retirement Plans?" in Part Two of this Prospectus.)

Portfolio. The Trusts consist of different issues of Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

For some individuals, ownership in a group of commercial properties may be difficult to achieve because it can require a substantial capital commitment, and property management may be time-consuming and expensive. Essentially, a REIT is a corporation that combines the capital of many investors to acquire real estate. Investors can enjoy the benefits of a diversified portfolio managed by real estate professionals, receive income from rents, and achieve capital appreciation if properties are sold at a profit. In addition, REITs are traded on major stock exchanges, making them highly liquid. The Sponsor believed, as of the Initial Date of Deposit, that the REITs selected for the portfolios offer the potential for attractive returns and stable income.

Most individual REITs specialize in a particular type of property or concentrate in a specific geographic region. Each Trust invests in a diversified portfolio of 25 REITs, which own more than 3,000 real estate properties, including multi-family, office/industrial, recreation, retail, hotels, healthcare facilities, and storage.

REITs are required by law to distribute 95% of earnings; therefore, dividend payout will likely increase in line with forecasted earnings growth of 10%, on average, over the next five years. In addition, a portion of a REIT's dividend is treated as a non-taxable return of capital for tax purposes. (This means you do not pay taxes on that portion of the income.) Instead, it is used to reduce your cost basis. This portion of income, normally taxed at personal income tax rates, is reclassified into a more favorably taxed, long-term capital gain, which is deferred until shares are sold.

An investment in the Trusts should be made with an understanding of the many factors which may have an adverse impact on the credit quality of the real estate industry. Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which a Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust.

The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in a Trust.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                     Percent of         Percent of
Dollar Amount of Transaction         Offering           Net Amount
at Public Offering Price*            Price              Invested
____________________________         __________         __________
$ 50,000 but less than $100,000      0.25%              0.2506%
$100,000 but less than $250,000      0.50%              0.5025%
$250,000 but less than $500,000      1.00%              1.0101%
$500,000 or more                     2.00%              2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale, in order to obtain the indicated discount.

In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

How May Units be Redeemed? Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

How May Securities be Removed from a Trust? The Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trusts continue to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Portfolio-What are Some Additional Considerations for Investors?" in Part Two of the Prospectus for Failed Obligations, the acquisition by the Trusts of any securities or other property other than the Securities is prohibited.

                    REIT Growth & Income Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 30, 2001                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the computer and technology industry. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by U.S.-based companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain

  ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

orders of similar magnitude as past orders from other customers.
Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Equity Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                                              Percent of
Dollar Amount of Transaction of           Percent of          Net Amount
Public Offering Price                     Offering Price      Invested
_______________                           __________          _________
$ 50,000 but less than 100,000            0.25%               0.2506%
$100,000 but less than 250,000            0.50%               0.5025%
$250,000 but less than 500,000            1.00%               1.0101%
$500,000 or more                          2.00%               2.0408%

Sales will be made to the party making the sale at prices which reflect a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 American Technology Growth Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 62-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 182, AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1, AMERICAN FINANCIAL SERVICES GROWTH, SERIES 2, AMERICAN HEALTHCARE GROWTH, SERIES 2, REIT GROWTH & INCOME, SERIES 1, AMERICAN TECHNOLOGY GROWTH, SERIES 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 16, 2001.

                    THE FIRST TRUST SPECIAL SITUATIONS TRUST SERIES 182 AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1 AMERICAN FINANCIAL SERVICES GROWTH, SERIES 2
                    AMERICAN HEALTHCARE GROWTH, SERIES 2
                    REIT GROWTH & INCOME, SERIES 1
                    AMERICAN TECHNOLOGY GROWTH, SERIES 5
                                    (Registrant)
                     By   NIKE SECURITIES L.P.
                                    (Depositor)


                     By   Robert M. Porcellino
                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 of the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )    May 16, 2001
                        Corporation,      )
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
May 16, 2001